Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Endorsements and acceptances	£ (243)	£ (196)
Total accruals, deferred income and other liabilities	66,945	43,456
Deposits from customers
Disclosure of detailed information about financial instruments [line items]
Cash collateral and margin payables	55,470	32,309
Settlement accounts	4,915	4,767
Accruals and deferred income	1,903	1,507
Amount due to investors in funds consolidated by the group	991	1,315
Lease liabilities	269	386
Employee benefit liabilities (Note 5)	121	196
Share-based payment liability to HSBC Holdings	98	129
Endorsements and acceptances	231	189
Other liabilities	2,947	2,658
Total accruals, deferred income and other liabilities	66,945	43,456
Financial liabilities at amortised cost	£ 66,356	£ 42,887